Debt and Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of Debt

DEBT

Debt	$ million
	Dec 31, 2019			Dec 31, 2018
	Debt (excluding lease liabilities)	Lease liabilities [A]	Total	Debt (excluding lease liabilities)	Finance lease liabilities	Total
Short-term debt	3,962	—	3,962	693	—	693
Long-term debt due within 1 year	6,146	4,956	11,102	8,419	1,022	9,441
Current debt	10,108	4,956	15,064	9,112	1,022	10,134
Non-current debt	55,779	25,581	81,360	53,686	13,004	66,690
Total	65,887	30,537	96,424	62,798	14,026	76,824

[A] See Note 3.

Schedule of Net Debt

Net debt	$ million
	Current debt	Non-current debt	Derivative financial instruments	Cash and cash equivalents (see Note 13)	Net debt
At January 1, 2019 (as previously published)	(10,134)	(66,690)	(1,345)	26,741	(51,428)
Impact of IFRS 16 [A]	(2,912)	(13,125)			(16,037)
At January 1, 2019 (as revised)	(13,046)	(79,815)	(1,345)	26,741	(67,465)
Cash flow	10,333	(7,269)	351	(8,810)	(5,395)
Lease additions	(971)	(3,547)			(4,518)
Other movements [B]	(11,453)	9,179	453	—	(1,821)
Currency translation differences and foreign exchange gains/(losses)	73	92	(183)	124	106
At December 31, 2019	(15,064)	(81,360)	(724)	18,055	(79,093)
At January 1, 2018	(11,795)	(73,870)	(591)	20,312	(65,944)
Cash flow	10,392	(2,418)	446	6,878	15,298
Finance lease additions	(51)	(652)			(703)
Other movements	(8,939)	9,270	(261)	—	70
Currency translation differences and foreign exchange gains/(losses)	259	980	(939)	(449)	(149)
At December 31, 2018	(10,134)	(66,690)	(1,345)	26,741	(51,428)

[A] See Note 3
[B] 'Other movements' includes $1,618 million relating to existing leases entered into on behalf of certain joint operations.

Schedule of Gearing

Gearing	$ million, except where indicated
	Dec 31, 2019		Dec 31, 2018 [A]
Net debt	79,093		51,428
Total equity	190,463		202,534
Total capital	269,556		253,962
Gearing	29.3%	[B]	20.3%

[A] Shell used the modified retrospective transition method for implementing IFRS 16 Leases (see Note 3). Comparative information was not restated, and continues to be presented as previously reported under IAS 17 Leases.
[B] Gearing increased to 29.3%, at December 31, 2019, comparable with 25.0% on an IAS 17 basis (2018: 20.3%).

Schedule of Borrowing Facilities and Amounts Undrawn

Borrowing facilities and amounts undrawn	$ million
	Facility		Amount undrawn
	Dec 31, 2019	Dec 31, 2018	Dec 31, 2019	Dec 31, 2018
CP programmes	20,000	20,000	16,610	20,000
EMTN programme	unlimited	unlimited	N/A	N/A
US shelf registration	unlimited	unlimited	N/A	N/A
Committed credit facilities	10,000	8,840	10,000	8,840

Schedule of Difference in Contractual Cash Flows for Debt Excluding Finance Lease Liabilities
The following tables compare contractual cash flows for debt excluding lease liabilities at December 31, with the carrying amount in the Consolidated Balance Sheet. Contractual amounts reflect the effects of changes in foreign exchange rates; differences from carrying amounts reflect the effects of discounting, premiums and, where fair value hedge accounting is applied, fair value adjustments. Interest is estimated assuming interest rates applicable to variable rate debt remain constant and there is no change in aggregate principal amounts of debt other than repayment at scheduled maturity, as reflected in the table.

2019	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Commercial paper	3,390	—	—	—	—	—	3,390	(38)	3,352
Bonds	5,900	4,971	4,392	4,326	2,091	38,323	60,003	694	60,697
Bank and other borrowings	859	425	56	71	15	412	1,838	—	1,838
Total (excluding interest)	10,149	5,396	4,448	4,397	2,106	38,735	65,231	656	65,887
Interest	1,665	1,559	1,430	1,357	1,263	14,618	21,892

2018	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	8,163	5,900	4,993	4,458	4,312	33,162	60,988	181	61,169
Bank and other borrowings	945	39	209	50	27	359	1,629	—	1,629
Total (excluding interest)	9,108	5,939	5,202	4,508	4,339	33,521	62,617	181	62,798
Interest	1,780	1,555	1,426	1,319	1,244	14,406	21,730

Schedule of Lease Expenses not Included in the Measurement of Lease Liability

Lease expenses not included in the measurement of lease liability	$ million
2019
Expense relating to short-term leases	834
Expense relating to variable lease payments not included in the lease liabilities	1,091

Schedule of Lease Payments Under Lease Contracts at the Present Value of Future Lease Payments
The future lease payments under lease contracts and the present value of future lease payments at December 31, by payment date are as follows:

2019	$ million

	Contractual lease payments		Interest	Lease liabilities [A]
Less than 1 year	7,337		2,381	4,956
Between 1 and 5 years	17,435		6,141	11,294
5 years and later	21,340		7,053	14,287
Total	46,112	[B]	15,575	30,537
[A] See Note 3.
[B] Future cash outflows in respect of leases may differ from lease liabilities recognised due to future decisions that may be taken by Shell in respect of the use of leased assets. These decisions may result in variable lease payments to be made. In addition, Shell may reconsider whether it will exercise extension options or termination options, where future reconsideration is not reflected in the lease liabilities. There is no exposure to these potential additional payments in excess of the recognised lease liabilities until these decisions have been taken by Shell.

2018	$ million
	Finance leases [A]			Operating leases [A]
	Future minimum lease payments	Interest	Present value of future minimum lease payments	Future minimum lease payments
Less than 1 year	2,061	1,039	1,022	4,784
Between 1 and 5 years	7,508	3,391	4,117	11,575
5 years and later	13,370	4,483	8,887	7,860
Total	22,939	8,913	14,026	24,219

[A] Shell used the modified retrospective transition method for the adoption of IFRS 16 Leases (see Note 3). Comparative information is not restated and continues to be presented as previously reported under IAS 17 Leases.